UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

November 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Biotechnology — 15.3%
AbbVie, Inc.	63,089	$5,947,400
Agios Pharmaceuticals, Inc.(1)	41,760	2,747,808
Atara Biotherapeutics, Inc.(1)	79,028	3,157,169
Biogen, Inc.(1)	63,797	21,290,335
BioMarin Pharmaceutical, Inc.(1)	128,819	12,370,489
Bluebird Bio, Inc.(1)	22,532	2,768,957
Celgene Corp.(1)	225,793	16,306,770
CSL, Ltd.	126,045	16,432,032
Exact Sciences Corp.(1)	53,522	4,173,646
Galapagos NV(1)	63,617	6,421,546
Gilead Sciences, Inc.	378,226	27,209,578
Idorsia, Ltd.(1)	131,332	2,508,918
Incyte Corp.(1)	135,194	8,686,215
Neurocrine Biosciences, Inc.(1)	65,389	5,771,887
Sanbio Co., Ltd.(1)	52,008	3,995,061
Vertex Pharmaceuticals, Inc.(1)	121,498	21,965,623

		$161,753,434

Health Care Distributors — 0.4%
Amplifon SpA	252,313	$4,232,726

		$4,232,726

Health Care Equipment — 18.0%
Abbott Laboratories	481,983	$35,690,841
Baxter International, Inc.	261,960	17,957,358
Boston Scientific Corp.(1)	554,801	20,899,354
Danaher Corp.	210,279	23,033,962
Edwards Lifesciences Corp.(1)	88,568	14,348,902
Intuitive Surgical, Inc.(1)	51,580	27,382,274
iRhythm Technologies, Inc.(1)	61,796	4,577,848
Koninklijke Philips NV	357,605	13,560,341
Masimo Corp.(1)	44,297	4,891,275
Medtronic PLC	117,565	11,466,114
Teleflex, Inc.	42,543	11,717,193
Wright Medical Group NV(1)	188,345	5,266,126

		$190,791,588

Health Care Facilities — 0.3%
NMC Health PLC	82,895	$3,498,582

		$3,498,582

Health Care Services — 1.3%
Amedisys, Inc.(1)	46,697	$6,362,466
UDG Healthcare PLC	789,866	6,765,567

		$13,128,033

Security	Shares	Value
Health Care Supplies — 2.1%
Coloplast A/S, Class B	70,833	$6,762,786
Cooper Cos., Inc. (The)	38,090	10,620,635
West Pharmaceutical Services, Inc.	47,392	5,192,267

		$22,575,688

Health Care Technology — 0.6%
Medidata Solutions, Inc.(1)	82,720	$6,386,811

		$6,386,811

Holding Company – Diversified — 0.2%
Federal Street Acquisition Corp., Class A(1)	247,646	$2,466,554

		$2,466,554

Life Sciences Tools & Services — 5.2%
Agilent Technologies, Inc.	186,747	$13,511,145
Lonza Group AG	39,717	12,882,488
Thermo Fisher Scientific, Inc.	113,610	28,351,376

		$54,745,009

Managed Health Care — 13.3%
Anthem, Inc.	108,551	$31,487,388
Centene Corp.(1)	95,083	13,525,557
Humana, Inc.	74,734	24,622,611
UnitedHealth Group, Inc.	243,399	68,482,743
WellCare Health Plans, Inc.(1)	10,202	2,600,286

		$140,718,585

Pharmaceuticals — 42.4%
AstraZeneca PLC	173,771	$13,531,397
Dechra Pharmaceuticals PLC	141,046	3,896,223
Elanco Animal Health, Inc.(1)	80,975	2,705,375
Eli Lilly & Co.	291,701	34,607,407
Galenica AG(2)	91,077	4,239,064
GlaxoSmithKline PLC	1,646,332	34,128,343
Johnson & Johnson	566,387	83,202,250
Merck & Co., Inc.	765,329	60,721,203
Novartis AG	550,228	50,236,600
Novo Nordisk A/S, Class B	514,946	23,950,872
Pfizer, Inc.	1,082,041	50,022,755
Roche Holding AG PC	84,061	21,820,886
Sanofi	312,354	28,318,108
Santen Pharmaceutical Co., Ltd.	419,483	7,206,407
UCB SA	92,723	7,814,158
Zoetis, Inc.	247,786	23,259,672

		$449,660,720

Total Common Stocks (identified cost $778,158,368)		$1,049,957,730

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.33%(4)	225,537	$225,514

Total Short-Term Investments (identified cost $225,514)		$225,514

Total Investments — 99.1% (identified cost $778,383,882)		$1,050,183,244

Other Assets, Less Liabilities — 0.9%		$9,835,488

Net Assets — 100.0%		$1,060,018,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2018, the aggregate value of these securities is $4,239,064 or 0.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2018 was $23,191.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.4%	$777,981,139
Switzerland	8.6	91,687,956
United Kingdom	4.9	51,555,963
Denmark	2.9	30,713,658
France	2.7	28,318,108
Australia	1.6	16,432,032
Belgium	1.3	14,235,704
Netherlands	1.3	13,560,341
Japan	1.1	11,201,468
Ireland	0.6	6,765,567
Italy	0.4	4,232,726
United Arab Emirates	0.3	3,498,582

Total Investments	99.1%	$1,050,183,244

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at November 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$132,395,877	$29,357,557		$—	$161,753,434
Health Care Distributors	—	4,232,726		—	4,232,726
Health Care Equipment	177,231,247	13,560,341		—	190,791,588
Health Care Facilities	—	3,498,582		—	3,498,582
Health Care Services	6,362,466	6,765,567		—	13,128,033
Health Care Supplies	15,812,902	6,762,786		—	22,575,688
Health Care Technology	6,386,811	—		—	6,386,811
Holding Company - Diversified	2,466,554	—		—	2,466,554
Life Sciences Tools & Services	41,862,521	12,882,488		—	54,745,009
Managed Health Care	140,718,585	—		—	140,718,585
Pharmaceuticals	254,518,662	195,142,058		—	449,660,720
Total Common Stocks	$777,755,625	$272,202,105	*	$—	$1,049,957,730
Short-Term Investments	$—	$225,514		$—	$225,514
Total Investments	$777,755,625	$272,427,619		$—	$1,050,183,244

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	January 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 24, 2019